Long-Term Investments (Details) - Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Equity Investments Without Readily Determinable Fair Value Measured at Measurement Alternative [Abstract]
Balance at beginning of the year		$ 22,395	$ 23,232
Investment in Wuhan Qiyunshilian
Transfer of investment in Wuhan Qiyunshilian
Business combination achieved in stages		(20,686)
Change of accounting method	23,083,197	23,083,197
Investment classified as held for sale asset		(23,083,197)
Provision for impairment	(23,032,693)
Effects of foreign exchange rate	(50,504)	$ (1,709)	(837)
Balance at end of the year			$ 22,395